April 26, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-2 under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) for FNEX Ventures (the “Trust”) (File Nos. 333-226250 and 811-23363)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of FNEX Ventures (“the Trust”), please find Pre-Effective Amendment no. 2 to the Trust’s Registration Statement under the Securities Act and the 1940 Act.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively

John H. Lively